Structured entities	12 Months Ended
Dec. 31, 2020
Structured entities
Structured entities

23. Structured entities

A structured entity is an entity in which voting or similar rights are not the dominant factor in establishing control, for example where contractual arrangements are the dominant factor in affecting an investor’s returns. Structured entities are generally created to achieve a narrow and well-defined objective with restrictions on their permitted activities.

The key considerations in assessing whether the Group controls a structured entity are set out in the Group’s principal accounting policies in note 2.

Consolidated structured entities

The Group holds investments in certain funds where it also acts as investment adviser. The total investment in these funds was $72,076,000 as at December 31, 2020 (2019: $201,795,000). The Group provides revolving credit facilities to certain investment funds to bridge capital calls when needed. These facilities are entirely discretionary in that the Group is not obligated to provide funding under them. The balance outstanding on the revolving credit facilities as at December 31, 2020 was $nil (2019:$nil).

As at December 31, 2020, $303,598,000 (2019: $544,909,000) of the total assets included in the Group’s balance sheet relates to the consolidated investment funds, held to pay principal and return to the holders of interests in those funds. The Group cannot access the assets except for the investment made by the Group in these funds.

Unconsolidated structured entities

The Group’s maximum exposure to loss from unconsolidated structured entities is the sum total of any capital provision asset held, fee receivables, accrued income and loans to those entities, and is $29,509,000 as at December 31, 2020 (2019: $23,834,000). The Group’s interests in, and exposure to, unconsolidated structured entities are set out below.

	Investment funds	Other	Total
As at December 31, 2020	$'000	$'000	$'000
Capital provision assets	—	14,910	14,910
Other assets	5,664	—	5,664
Total on balance sheet exposures	5,664	14,910	20,574
Off balance sheet – undrawn commitments	—	8,935	8,935
Maximum exposure to loss	5,664	23,845	29,509
Total assets of the entity	927,913	14,910	942,823

	Investment funds	Other	Total
As at December 31, 2019	$'000	$'000	$'000
Capital provision assets	—	11,075	11,075
Other assets	2,012	—	2,012
Total on balance sheet exposures	2,012	11,075	13,087
Off balance sheet – undrawn commitments	—	10,747	10,747
Maximum exposure to loss	2,012	21,822	23,834
Total assets of the entity	923,346	11,075	934,421

Investment funds

The Group acts as investment adviser to a number of unconsolidated funds and sidecar vehicles where the Group’s interest in the funds is generally restricted to management and incentive fees. The value of the fees are typically based on investor commitments, capital deployed or committed to investments and the performance of the fund. The Group provides revolving credit facilities to certain investment funds to bridge capital calls when needed.

Other

This includes legal finance assets with structured entities that aggregate claims from multiple parties. The nature and recourse of the Group’s investment in these matters is consistent with the rest of the litigation investments portfolio and the use of the structured entity to aggregate the claims does not introduce incremental risk. The off balance sheet exposure represents the maximum extent of the undrawn committed amounts relating to these litigation commitments.